SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------

              Deutsche CROCI( (Reg. TM)) Sector Opportunities Fund

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Effective December 1, 2016, the following replaces similar information relating to the fund under the "PART II: APPENDIX II-C - FEE RATES OF SERVICE PROVIDERS" section of the fund's Statement of Additional Information:

FUND NAME                                                MANAGEMENT FEE RATE
Deutsche CROCI( (Reg. TM)) Sector Opportunities Fund    0.700%





               Please Retain This Supplement for Future Reference







December 9, 2016
SAISTKR-301

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